Investment Securities - Schedule of Investment Securities Available for Sale and Aggregated by Investment Category and Length of Time Individual Securities in Continuous Unrealized Loss Position (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Investment Securities, Available for sale, Fair Value, Less than 12 Months	$ 8,626	$ 37,241
Investment Securities, Available for sale, Unrealized Loss, Less than 12 Months	329	634
Investment Securities, Available for sale, Fair Value, 12 Months or More	25,892
Investment Securities, Available for sale, Unrealized Loss, 12 Months or More	1,034
Investment Securities, Available for sale, Fair Value	34,518	37,241
Investment Securities, Available for sale, Unrealized Loss	1,363	634
U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Investment Securities, Available for sale, Fair Value, Less than 12 Months	451	1,949
Investment Securities, Available for sale, Unrealized Loss, Less than 12 Months	26	61
Investment Securities, Available for sale, Fair Value, 12 Months or More	1,453
Investment Securities, Available for sale, Unrealized Loss, 12 Months or More	83
Investment Securities, Available for sale, Fair Value	1,904	1,949
Investment Securities, Available for sale, Unrealized Loss	109	61
Residential Mortgage-backed Securities
Schedule Of Available For Sale Securities [Line Items]
Investment Securities, Available for sale, Fair Value, Less than 12 Months	4,604	29,627
Investment Securities, Available for sale, Unrealized Loss, Less than 12 Months	184	527
Investment Securities, Available for sale, Fair Value, 12 Months or More	22,503
Investment Securities, Available for sale, Unrealized Loss, 12 Months or More	888
Investment Securities, Available for sale, Fair Value	27,107	29,627
Investment Securities, Available for sale, Unrealized Loss	1,072	527
Corporate Bonds and Other Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Investment Securities, Available for sale, Fair Value, Less than 12 Months	3,571	5,665
Investment Securities, Available for sale, Unrealized Loss, Less than 12 Months	119	46
Investment Securities, Available for sale, Fair Value, 12 Months or More	1,936
Investment Securities, Available for sale, Unrealized Loss, 12 Months or More	63
Investment Securities, Available for sale, Fair Value	5,507	5,665
Investment Securities, Available for sale, Unrealized Loss	$ 182	$ 46